NON-CONTROLLING INTEREST (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Noncontrolling Interest [Line Items]
Paid-in capital	¥ 479,490,763		¥ 282,505,455		$ 74,249,242
Capital contribution receivable due from non-controlling Interest	(50,000,000)	$ (7,742,510)
Accumulated other comprehensive loss	1,974,836		2,825,731		305,804
Total non-controlling interests	(7,579,568)		10,614,526		(1,173,698)
Capital contribution received	50,000	7,743	405,000	¥ 850,000
Capital contribution repaid			0	200,000
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	6,656,000		6,606,000		1,030,683	$ 934,406
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,742,510)
Unappropriated retained earnings	1,005,135		4,039,229		155,645	571,342
Accumulated other comprehensive loss	(30,703)		(30,703)		(4,754)	(4,343)
Noncontrolling interest recognized upon business acquisiton	34,790,000				5,387,238
Total non-controlling interests	(7,579,568)		10,614,526		$ (1,173,698)	$ 1,501,405
Bhd [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	1,651,000		1,651,000
Unappropriated retained earnings	3,477,493		3,477,493
Accumulated other comprehensive loss	(18,850)		(18,850)
Total non-controlling interests	5,109,643		5,109,643
Nanjing Recon [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	200,000		200,000
Unappropriated retained earnings	3,616,002		3,616,002
Accumulated other comprehensive loss	(11,853)		(11,853)
Total non-controlling interests	3,804,149		3,804,149
Gan Su BHD [Member]
Noncontrolling Interest [Line Items]
Capital contribution received	50,000	$ 7,743	405,000	¥ 850,000
Gan Su BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	4,805,000		4,755,000
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings	(4,106,883)		(2,100,871)
Accumulated other comprehensive loss	0
Noncontrolling interest recognized upon business acquisiton	0
Total non-controlling interests	698,117		2,654,129
Qinghai BHD [Member]
Noncontrolling Interest [Line Items]
Paid-in capital			200,000
Qinghai BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	0
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings	(1,442,443)		(953,395)
Accumulated other comprehensive loss	0
Noncontrolling interest recognized upon business acquisiton	0
Total non-controlling interests	(1,442,443)		¥ (953,395)
Future Gas Station (Beijing) Technology, Ltd | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Capital contribution receivable due from non-controlling Interest	(50,000,000)
Unappropriated retained earnings	(539,034)
Noncontrolling interest recognized upon business acquisiton	34,790,000
Total non-controlling interests	¥ (15,749,034)